Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	Share Capital	Share Premium	Loans, Equity Component	FX Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2021	SFr 149,643	SFr 188,511,476		SFr 62,069	SFr (175,686,937)	SFr 13,036,251
Total comprehensive loss
Net loss					(8,238,518)	(8,238,518)
Other comprehensive income/(loss)				(63,477)	209,526	146,049
Total comprehensive income/(loss)				(63,477)	(8,028,992)	(8,092,469)
Transactions with owners of the Company
Capital increase	21,000	1,597,374				1,618,374
Share based payments					180,808	180,808
Balance at Jun. 30, 2022	170,643	190,108,850		(1,408)	(183,535,121)	6,742,964
Balance at Dec. 31, 2022	236,011	192,622,406	134,929	123,115	(201,431,272)	(8,314,811)
Total comprehensive loss
Net loss					(5,421,046)	(5,421,046)
Other comprehensive income/(loss)				137,747	(28,847)	108,900
Total comprehensive income/(loss)				137,747	(5,449,893)	(5,312,146)
Transactions with owners of the Company
Capital increase	486,588	5,035,157				5,521,745
Transaction costs		(146,416)				(146,416)
Conversion of convertible loan	868,202	4,901,740				5,769,942
Recognition of equity components of convertible loan with warrants			475,842			475,842
Reduction of share premium		(186,852,245)			186,852,245
Share based payments					181,279	181,279
Balance at Jun. 30, 2023	SFr 1,590,801	SFr 15,560,642	SFr 610,771	SFr 260,862	SFr (19,847,641)	SFr (1,824,565)